UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C.  20549


Form 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended:  06/30/2012
Check here if Amendment [  ]; Amendment Number:  ______
This Amendment (Check only one.): [ ] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:  	Botty Investors, LLC
Address: 444 N Michigan Avenue, Suite 3500
	Chicago, IL 60611
Form 13F File Number:  28-13684

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name: 	Alfredo Botty
Title: 	CEO/Member
Phone: 	312 245-2915


Signature, Place, and Date of Signing:




		Chicago, IL		August 15,2012

Report Type

[X] 13F HOLDINGS REPORT.
[ ] 13F NOTICE.
[ ] 13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers: 3
Form 13F Information Table Entry Total: 103
Form 13F Information Table Value Total: 99,406
 	(thousands)
List of Other Included Managers:
No. 	Form 13F File Number 	Name
01	28-10663	Hamlin Capital Management, LLC
02      28-05620        Brandes Investment Partners, LP
03      28-03434        Congress Asset Management Co

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Activision Blizzard Inc Com    COM              00507V109     1335   111348 SH       Sole                   111348
AG Mortgage Investment Trust   COM              001228105      215    10000 SH       Sole                    10000
Alange Energy Corp             COM                              22    14284 SH       Sole                    14284
Altria Group Inc Com           COM              02209S103     2871    83100 SH       Sole                    83100
American Intl Group, Inc.      COM              026874784      331    10300 SH       Other   01                                10300
Amerigas Partners LP           COM              030975106      244     6000 SH       Sole                     6000
Annaly Cap Mgmt Inc Com        COM              035710409     2354   140300 SH       Sole                   140300
Apple Inc                      COM              037833100    22985    39358 SH       Sole                    39358
                                                                25       43 SH       Other   03                                   43
Archer Daniels Midland         COM                             223     7566 SH       Sole                     7566
Bear Creek Mining Corp         COM              07380N104      133    48425 SH       Sole                    48425
Canadian Oil Sands Trust       COM              13643E105     1925    99445 SH       Sole                    99445
                                                               142     7335 SH       Other   01                                 7335
Capital One Financial          COM              14040H105      180     3300 SH       Sole                     3300
                                                                25      454 SH       Other   03                                  454
Cboe Holdings Inc              COM              12503M108     1295    46775 SH       Sole                    46775
Chimera Invt Corp Com          COM              16934Q109     1629   690181 SH       Sole                   690181
Cinemark Holdings Inc          COM              17243V102      168     7365 SH       Other   01                                 7365
                                                                81     3540 SH       Other   02                                 3540
Cisco Systems Inc              COM              17275R102     1326    77220 SH       Sole                    77220
                                                                25     1465 SH       Other   03                                 1465
Citigroup Group, Inc           COM              172967424        1       52 SH       Sole                       52
                                                               724    26400 SH       Other   01                                26400
Conagra Foods Inc Com          COM              205887102       73     2795 SH       Other   01                                 2795
                                                               143     5525 SH       Other   02                                 5525
Conocophillips                 COM              20825C104       23      403 SH       Sole                      403
                                                               153     2740 SH       Other   01                                 2740
                                                                76     1365 SH       Other   02                                 1365
Campus Crest Cmntys Inc        COM              13466y105      104    10000 SH       Sole                    10000
Cuisine Solutions              COM                              12    16500 SH       Sole                    16500
Curtiss-Wright Corp            COM              231561101     1615    52004 SH       Sole                    52004
Dorchester Minerals Lp Com Uni COM              25820R105     1330    60595 SH       Sole                    60595
Du Pont E I De Nemour & Co     COM              263534109       41      808 SH       Sole                      808
                                                               165     3275 SH       Other   01                                 3275
                                                                70     1380 SH       Other   02                                 1380
Duke Energy Corp New Com       COM              26441C105      846    36690 SH       Sole                    36690
Enbridge Energy Partners LP    COM              29250R106      154     5000 SH       Other   01                                 5000
                                                               130     4230 SH       Other   02                                 4230
Endeavour Mining Corp          COM                              21    10000 SH       Sole                    10000
Enduro Royalty Trust           COM              29269K100      154     5000 SH       Other   01                                 5000
                                                               130     4230 SH       Other   02                                 4230
Exxon Mobil Corporation        COM              30231G102      419     4900 SH       Sole                     4900
                                                                25      290 SH       Other   03                                  290
Facebook                       COM              30303m102     1011    32500 SH       Sole                    32500
Fnb Corp Pa Com                COM              302520101      150    13815 SH       Other   01                                13815
                                                                74     6785 SH       Other   02                                 6785
General Electric Co            COM              369604103       39     1868 SH       Sole                     1868
                                                                42     2000 SH       Other   01                                 2000
                                                              1642    78800 SH       Other   02                                78800
General Moly Inc               COM              370373102      399   127000 SH       Sole                   127000
Genuine Parts Co Com           COM              372460105     2888    47940 SH       Sole                    47940
Glaxosmithkline PLC ADR        COM              37733W105      260     5705 SH       Sole                     5705
Hasbro Inc                     COM              418056107      206     6095 SH       Other   01                                 6095
                                                                14      415 SH       Other   02                                  415
Heinz H J Co Com               COM              423074103      200     3685 SH       Other   01                                 3685
                                                               100     1835 SH       Other   02                                 1835
Hospitality Pptys Tr Com Sh Be COM              44106M102      156     6305 SH       Other   01                                 6305
                                                                78     3130 SH       Other   02                                 3130
Intel Corp Com                 COM              458140100      144     5400 SH       Sole                     5400
                                                               118     4405 SH       Other   01                                 4405
                                                                55     2075 SH       Other   02                                 2075
Johnson & Johnson              COM              478160104     1087    16095 SH       Sole                    16095
JPMorgan Chase & Co            COM              46625H100       23      646 SH       Sole                      646
                                                              1429    40000 SH       Other   02                                40000
Layne Christensen              COM              521050104      621    30000 SH       Sole                    30000
Lazy Boy                       COM              505336107    20820  1694140 SH       Sole                  1694140
Leggett & Platt Inc Com        COM              524660107      148     7020 SH       Other   01                                 7020
                                                                73     3435 SH       Other   02                                 3435
Lockheed Martin Corp Com       COM              539830109      150     1725 SH       Other   01                                 1725
                                                                75      860 SH       Other   02                                  860
Market Vectors Etf Tr Gold Min COM              57060U100     2656    59335 SH       Sole                    59335
MEMC Electronic Materials Inc  COM                              43    20000 SH       Sole                    20000
Merck & Co Inc New             COM              58933Y105     1702    40759 SH       Sole                    40759
                                                               145     3463 SH       Other   01                                 3463
                                                               565    13530 SH       Other   02                                13530
Meredith Corporation           COM              589433101      171     5345 SH       Other   01                                 5345
                                                                86     2695 SH       Other   02                                 2695
Microsoft Corp                 COM              594918104     1411    46132 SH       Sole                    46132
Mosaic Company                 COM              61945C103     1872    34180 SH       Sole                    34180
Nucor Corp Com                 COM              670346105      153     4025 SH       Other   01                                 4025
                                                                87     2301 SH       Other   02                                 2301
Orezone Gold Corp              COM                             105    79950 SH       Sole                    79950
People's United Financial Inc. COM              712704105       97     8340 SH       Other   01                                 8340
                                                                48     4155 SH       Other   02                                 4155
Pepsico Incorporated           COM              713448108      439     6209 SH       Sole                     6209
Philip Morris Intl Inc Com     COM              718172109      486     5567 SH       Sole                     5567
Plum Creek Timber Co           COM              729251108      154     3865 SH       Other   01                                 3865
                                                                76     1925 SH       Other   02                                 1925
Privatebancorp Inc             COM              742962103      776    52583 SH       Sole                    52583
Procter & Gamble Co Com        COM              742718109     1021    16666 SH       Sole                    16666
Rayonier Inc Com               COM              754907103      156     3462 SH       Other   01                                 3462
                                                                78     1745 SH       Other   02                                 1745
Seacor Holdings Inc            COM              811904101     1327    14850 SH       Sole                    14850
Sonoco Prods Co Com            COM              835495102      170     5640 SH       Other   01                                 5640
                                                                85     2805 SH       Other   02                                 2805
Spdr Gold Trust Gold Shs       COM              78463V107     2703    17420 SH       Sole                    17420
Teekay Tankers Ltd Cl A        COM              Y8565N102      243    53318 SH       Sole                    53318
Thermo Fisher Scientific       COM              883556102     2117    40789 SH       Sole                    40789
Towers Watson & Co Cl A        COM              891894107     1503    25100 SH       Sole                    25100
Tullow Oil PLC                 COM              899415202      715    62000 SH       Sole                    62000
Unilever Plc Spon Adr New      COM              904767704      212     6285 SH       Other   01                                 6285
USA Mobility                   COM                             215    16750 SH       Sole                    16750
Vanguard Specialized Portfolio COM              921908844     1844    32529 SH       Sole                    32529